UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

JoEllen L. Legg, Esq. Financial Investors Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	December 31

Date of reporting period:	July 1 - September 30, 2009

Item 1. Schedule of Investments.

Activa Value Fund

STATEMENT OF INVESTMENTS

September 30, 2009 (Unaudited)

	Shares	Market Value (Note 1)
COMMON STOCKS (99.71%)
CONSUMER DISCRETIONARY (8.31%)
Automobiles & Components (1.42%)
Ford Motor Co. (1)	107,200	$772,912
TRW Automotive Holdings Corp. (1)	18,700	313,225
		1,086,137
Consumer Services (0.62%)
Apollo Group, Inc., Class A (1)	6,500	478,855

Media (2.47%)
Time Warner Cable, Inc.	17,339	747,138
Time Warner, Inc.	40,000	1,151,200
		1,898,338
Retailing (3.80%)
AutoZone, Inc. (1)	1,200	175,464
The Gap, Inc.	77,000	1,647,800
Macy’s, Inc.	32,900	601,741
Office Depot, Inc. (1)	74,800	495,176
		2,920,181
TOTAL CONSUMER DISCRETIONARY		6,383,511

CONSUMER STAPLES (6.24%)
Food & Staples Retailing (0.85%)
BJ’s Wholesale Club, Inc. (1)	18,000	651,960

Food, Beverage & Tobacco (4.65%)
Altria Group, Inc.	25,900	461,279
Archer-Daniels-Midland Co.	23,300	680,826
Coca-Cola Enterprises, Inc.	18,900	404,649
Dr Pepper Snapple Group, Inc. (1)	12,400	356,500
Lorillard, Inc.	5,900	438,370
Philip Morris International, Inc.	18,925	922,405
Smithfield Foods, Inc. (1)	22,500	310,500
		3,574,529
Household & Personal Products (0.74%)
Kimberly-Clark Corp.	9,600	566,208
TOTAL CONSUMER STAPLES		4,792,697

ENERGY (18.38%)
Energy (18.38%)
Apache Corp.	1,800	165,294
Chevron Corp.	13,819	973,272
ConocoPhillips	39,200	1,770,272
EOG Resources, Inc.	4,800	400,848
Exxon Mobil Corp.	49,064	3,366,281
Helmerich & Payne, Inc.	7,200	284,616
Hess Corp.	13,300	711,018
Marathon Oil Corp.	43,900	1,400,410
Nabors Industries, Ltd. (1)	47,500	992,750

National Oilwell Varco, Inc. (1)	23,200	1,000,616
Noble Energy, Inc.	10,600	699,176
Occidental Petroleum Corp.	23,200	1,818,880
XTO Energy, Inc.	12,900	533,028
TOTAL ENERGY		14,116,461

FINANCIALS (26.17%)
Banks (5.95%)
Comerica, Inc.	16,460	488,368
PNC Financial Services Group, Inc.	10,400	505,336
SunTrust Banks, Inc.	10,500	236,775
US Bancorp	29,000	633,940
Wells Fargo & Co.	96,000	2,705,280
		4,569,699
Diversified Financials (11.58%)
Ameriprise Financial, Inc.	30,900	1,122,597
Bank of America Corp.	141,312	2,390,999
The Goldman Sachs Group, Inc.	10,000	1,843,500
JPMorgan Chase & Co.	60,100	2,633,582
Morgan Stanley	21,700	670,096
The NASDAQ OMX Group, Inc. (1)	11,000	231,550
		8,892,324
Insurance (6.75%)
ACE, Ltd. (1)	20,200	1,079,892
Allied World Assurance Co. Holdings, Ltd.	10,400	498,472
Axis Capital Holdings, Ltd.	19,900	600,582
Everest Re Group, Ltd.	5,700	499,890
Genworth Financial, Inc. (1)	31,400	375,230
Hartford Financial Services Group, Inc.	19,600	519,400
Prudential Financial, Inc.	12,400	618,884
The Travelers Cos., Inc.	11,300	556,299
Unum Group	20,200	433,088
		5,181,737
Real Estate (1.89%)
Annaly Capital Management, Inc.	36,100	654,854
Boston Properties, Inc., REIT	4,300	281,865
Forest City Enterprises, Inc.	38,500	514,745
		1,451,464
TOTAL FINANCIALS		20,095,224

HEALTH CARE (11.17%)
Health Care Equipment & Services (2.19%)
Humana, Inc. (1)	13,600	507,280
UnitedHealth Group, Inc.	18,600	465,744
WellPoint, Inc. (1)	14,900	705,664
		1,678,688
Pharmaceuticals, Biotech & Life Sciences (8.98%)
Amgen, Inc. (1)	15,400	927,542
Bristol-Myers Squibb Co.	26,800	603,536
Eli Lilly & Co.	32,000	1,056,960
Forest Laboratories, Inc. (1)	13,028	383,544
Johnson & Johnson	7,700	468,853
Merck & Co., Inc.	23,800	752,794
Pfizer, Inc.	128,700	2,129,985
Wyeth	11,800	573,244
		6,896,458
TOTAL HEALTH CARE		8,575,146

INDUSTRIALS (10.72%)
Capital Goods (9.19%)
Dover Corp.	18,000	697,680
General Dynamics Corp.	12,500	807,500
General Electric Co.	163,800	2,689,596
Oshkosh Corp.	24,200	748,506
Parker Hannifin Corp.	11,300	585,792
Raytheon Co.	11,100	532,467
United Technologies Corp.	16,400	999,252
		7,060,793
Commercial & Professional Services (0.84%)
Manpower, Inc.	4,300	243,853
RR Donnelley & Sons Co.	18,700	397,562
		641,415
Transportation (0.69%)
FedEx Corp.	7,000	526,540
TOTAL INDUSTRIALS		8,228,748

INFORMATION TECHNOLOGY (5.31%)
Semiconductors & Semiconductor Equipment (0.53%)
Texas Instruments, Inc.	17,100	405,099

Software & Services (3.79%)
Accenture PLC	50,500	1,882,135
Automatic Data Processing, Inc.	9,600	377,280
Microsoft Corp.	14,400	372,816
The Western Union Co.	14,600	276,232
		2,908,463
Technology Hardware & Equipment (0.99%)
International Business Machines Corp.	3,700	442,557
Xerox Corp.	41,400	320,436
		762,993
TOTAL INFORMATION TECHNOLOGY		4,076,555

MATERIALS (3.12%)
Materials (3.12%)
Freeport-McMoRan Copper & Gold, Inc. (1)	8,600	590,046
International Paper Co.	25,100	557,973
The Mosaic Co.	9,300	447,051
Owens-Illinois, Inc. (1)	11,500	424,350
Valspar Corp.	13,600	374,136
TOTAL MATERIALS		2,393,556

TELECOMMUNICATION SERVICES (4.17%)
Telecommunication Services (4.17%)
AT&T, Inc.	105,645	2,853,471
Verizon Communications, Inc.	11,400	345,078
TOTAL TELECOMMUNICATION SERVICES		3,198,549

UTILITIES (6.12%)
Utilities (6.12%)
Centerpoint Energy, Inc.	30,300	376,629

DPL, Inc.		11,300	294,930
Entergy Corp.		4,700	375,342
Exelon Corp.		16,100	798,882
FirstEnergy Corp.		11,100	507,492
FPL Group, Inc.		6,500	358,995
NRG Energy, Inc. (1)		12,800	360,832
UGI Corp.		47,800	1,197,868
Xcel Energy, Inc.		22,400	430,976
TOTAL UTILITIES			4,701,946

TOTAL COMMON STOCKS (Cost $73,307,449)			76,562,393

7-Day Yield		Shares	Market Value (Note 1)
SHORT TERM INVESTMENTS (0.29%)
MONEY MARKET FUND (0.29%)
Fidelity Institutional Money Market - Money Market Portfolio - Class I(2)	0.43%	223,295	223,295

TOTAL MONEY MARKET FUND			223,295

TOTAL SHORT TERM INVESTMENTS (Cost $223,295)			223,295

TOTAL INVESTMENTS (100.00%) (Cost $73,530,744)			$76,785,688
Other Assets In Excess Of Liabilities (0.00%)(3)			$557

NET ASSETS (100.00%)			$76,786,245

(1) Non-Income Producing Security.
(2) Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.
(3) Less than 0.005%.

Common Abbreviations:
Ltd. - Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Activa Value Fund (the “Fund”) is one of three separate series offered to the public under the Trust as of September 30, 2009. The Fund has two classes of shares authorized: Class A and Class I. Each class differs as to sales and redemption charges and ongoing fees. All classes of shares have identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares of the Fund are subject to an initial sales charge of up to 5.50%. Class A shares of the Fund for which no initial sales charge was paid are subject to a contingent deferred sales charge of 1% if the shares are sold within twelve months. The Fund’s investment objective is to achieve maximum total return consisting of appreciation on its investment and a variable income stream.

On August 29, 2009, Activa Value Fund (“predecessor Fund”), a series under the Activa Mutual Fund Trust, participated in a tax-free reorganization.  Through the reorganization, the predecessor Fund merged into the newly created Fund of Financial Investors Trust.  The predecessor Fund commenced operations on August 10, 1971.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value (“NAV”). The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

The Fund’s currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE, which is usually at 4:00 p.m. Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund may invest in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements: The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (formerly FASB Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”), on December 31, 2007.  FASB ASC 820 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•      Level 1 — Quoted prices in active markets for identical investments

•      Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009.

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$76,562,393	$—	$—	$76,562,393
Short Term Investments	223,295	—	—	223,295
TOTAL	$76,785,688	$—	$—	$76,785,688

For the nine months ended September 30, 2009, the Fund did not have any significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate the Fund, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern time.  The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and are included in realized and unrealized gains or losses on investments.

Forward Foreign Currency Transactions: The Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. The Fund did not have forward foreign currency contracts at September 30, 2009.

Expenses: Some expenses of the Trust can be directly attributed to the Fund or the Fund specific share class. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

FASB ASC 740, “Income Taxes” (formerly FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”) requires that the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. As of December 31, 2008, the predecessor Fund reviewed the tax positions and determined the implementation of FASB ASC 740 resulted in no liability for unrecognized tax benefits. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Michigan.  For the years ended December 31, 2006 through December 31, 2008 for the federal jurisdiction and for the years ended December 31, 2005 through December 31, 2008 for Michigan, the predecessor Fund’s returns are still open to examination by the appropriate taxing authority.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

Recent Accounting Pronouncements: In June 2009, FASB issued FASB ASC 105 (formerly FASB Statement 168), Generally Accepted Accounting Principles, establishing FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Company has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operation.

In April 2009, FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Company’s financial position or results of operation.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

As of September 30, 2009, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$11,233,274
Gross depreciation (excess of tax cost over value)	(8,071,242)
Net unrealized depreciation	$3,162,032
Cost of investments for income tax purposes	$73,623,656

Item 2. Controls and Procedures.

(a)            The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	November 25, 2009

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	November 25, 2009

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